AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 98.5%
New York – 90.5%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,808,505
Series 2020 4.00%, 11/01/2045	1,000	1,130,377
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,690,458
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	980	1,115,993
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030-06/01/2034	2,980	3,344,690
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,305	2,560,481
5.50%, 11/01/2044	1,625	1,783,646
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	500	557,557
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2051-06/15/2056	985	1,079,111
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(a)	2,000	2,370,513
City of New York NY Series 2016-B 5.00%, 12/01/2034	2,000	2,439,713
Series 2016-C 5.00%, 08/01/2032	5,000	5,961,249
Series 2021-D 1.396%, 08/01/2027	10,000	10,043,576
1.723%, 08/01/2029	3,000	3,007,524
1.823%, 08/01/2030	4,000	4,010,988
County of Nassau NY Series 2016-A 5.00%, 01/01/2038	1,000	1,174,577
Series 2016-C 5.00%, 04/01/2034-04/01/2036	10,420	12,368,482
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045(a)	3,000	3,703,259
Series 2020-B 5.918%, 07/01/2039(a)	1,500	1,810,472

	Principal Amount (000)	U.S. $ Value

Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016-B 5.00%, 07/01/2046	$4,980	$5,869,260
East Rochester Housing Authority (St. John’s Health Care Corp.) Series 2010-A 5.00%, 04/20/2027	2,380	2,421,422
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034-07/01/2039	2,945	3,222,204
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,962,683
Huntington Local Development Corp. (Gurwin Independent Housing Obligated Group) Series 2021 3.00%, 07/01/2025	1,725	1,799,960
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b)	1,000	976,844
Long Island Power Authority Series 2012-B 5.00%, 09/01/2027	2,500	2,620,043
Series 2014-A 5.00%, 09/01/2035	1,000	1,128,825
Series 2016-B 5.00%, 09/01/2030-09/01/2033	9,515	11,488,381
Series 2019-B 1.65%, 09/01/2049	3,445	3,554,274
Metropolitan Transportation Authority Series 2012-F 5.00%, 11/15/2027	7,070	7,441,315
Series 2014-B 5.00%, 11/15/2044	12,000	13,165,122
Series 2017-C 5.00%, 11/15/2033	5,000	6,151,284
Series 2020-A 4.00%, 02/01/2022	15,000	15,232,428
Series 2021 4.84% (SOFR + 0.43%), 11/01/2026(c)	1,000	1,000,531
AGM Series 2021 0.584% (SOFR + 0.55%), 11/01/2032(c)	1,000	1,006,602
0.834% (SOFR + 0.80%), 11/01/2032(c)	1,285	1,307,865
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034-11/15/2035	15,740	19,243,204
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/2034	1,150	1,354,150

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2035-12/01/2039	$5,215	$6,222,102
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,448,252
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014-A 6.50%, 01/01/2032	1,590	1,272,000
Series 2014-C 2.00%, 01/01/2049(d) (e)	572	6
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 07/01/2031-07/01/2037	6,195	6,385,360
New York City Municipal Water Finance Authority Series 2013-BB 5.00%, 06/15/2046	5,000	5,393,421
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	6,046,752
Series 2018-S 5.00%, 07/15/2043	7,000	8,714,648
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013-I 5.00%, 05/01/2032-05/01/2033	12,495	13,471,683
5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,391
Series 2016-F 5.00%, 02/01/2032	10,000	11,898,419
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034-11/15/2035	15,220	17,926,183
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	8,062,780
2.80%, 09/15/2069	5,780	6,007,980
New York State Dormitory Authority (Barnard College) Series 2015-A 4.00%, 07/01/2032	1,300	1,441,712
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,648,022
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031-07/01/2033	6,000	6,932,462

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032-08/01/2035	$5,465	$6,720,933
Series 2020 4.00%, 09/01/2037-09/01/2039	2,145	2,491,365
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035-07/01/2036	5,815	6,910,473
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018-E 5.00%, 03/15/2048	5,000	6,237,004
New York State Dormitory Authority (New York University) Series 2021-A 5.00%, 07/01/2033-07/01/2036	5,000	6,757,866
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,767,249
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	1,000	1,123,224
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032-12/01/2037(a)	4,000	4,821,118
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.) Series 2006 5.00%, 11/01/2021	265	270,490
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,195,450
New York State Dormitory Authority (Rochester Institute of Technology) Series 2019 5.00%, 07/01/2049	4,770	5,938,604
Series 2020-A 5.00%, 07/01/2036-07/01/2040	2,380	3,025,357
New York State Dormitory Authority (Rockefeller University (The)) Series 2020-A 5.00%, 07/01/2053	2,235	2,879,581
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033-07/01/2034	2,000	2,299,465
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	15,014,393
Series 2021 1.187%, 03/15/2026	6,500	6,528,625

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Teachers College) Series 2012-A 5.00%, 07/01/2031	$1,200	$1,248,288
Series 2012-b 5.00%, 07/01/2034	2,535	2,637,008
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2017-A 5.00%, 10/01/2047	4,900	7,614,698
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	3,125	3,401,545
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031-01/01/2032	15,000	17,175,084
Series 2016-A 5.25%, 01/01/2056	2,940	3,458,591
Series 2019-B 4.00%, 01/01/2037	1,575	1,878,415
Series 2019-M 2.90%, 01/01/2035	5,000	5,374,538
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2044	10,000	11,847,227
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	1,060	1,062,460
Series 2021 2.25%, 08/01/2026	2,000	2,064,062
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030-01/01/2036	16,245	19,670,822
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	3,000	3,470,033
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038-12/01/2042	2,990	3,451,653
5.00%, 12/01/2025	1,100	1,292,417
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032-07/01/2033	4,250	4,611,772
5.00%, 07/01/2034-07/01/2046	8,505	9,512,707
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	5,276,395

	Principal Amount (000)	U.S. $ Value

Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	$6,405	$9,992,085
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 03/01/2024	3,000	3,393,375
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,070	2,093,363
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2031	5,000	5,502,394
Series 2014 5.00%, 09/01/2031	5,000	5,628,217
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	3,122,824
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,802,051
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	1,500	1,753,706
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2023-03/01/2024	1,700	1,823,884
Triborough Bridge & Tunnel Authority Series 2013-C 5.00%, 11/15/2032	5,000	5,390,536
Series 2017-B 5.00%, 11/15/2036	3,000	3,686,370
Series 2018 5.00%, 11/15/2043	5,000	6,167,316
Series 2020-A 5.00%, 11/15/2054	3,000	3,842,831
Series 2021-A 5.00%, 11/01/2025	5,000	5,957,355
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	6,960	8,404,573
Series 2021-A 2.511%, 05/15/2035	3,500	3,567,557
5.00%, 05/15/2051	5,000	6,428,525
Series 2021-B 4.00%, 05/15/2056	5,000	5,896,964
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035-09/01/2039	9,200	11,841,840

	Principal Amount (000)	U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (American Museum of Natural History (The)) Series 2014-A 5.00%, 07/01/2033	$4,080	$4,596,276
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033-12/01/2035	5,000	6,030,885
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	3,716,066
Series 2017-A 5.00%, 06/01/2041	10,850	12,730,863
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,538,617
5.25%, 09/15/2042-09/15/2053	875	886,199
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	130	130,548
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	1,800	1,890,235
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042-06/01/2047	2,000	2,274,652
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	6,825	7,873,601
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,000	1,195,963

		594,973,324

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	1,270	1,492,799

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	329,530
Series 2018 7.125%, 09/01/2038(a)	935	1,227,790

		1,557,320

	Principal Amount (000)	U.S. $ Value

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	$2,385	$2,464,309

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	46,331
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2001-7 5.00%, 05/01/2032	540	550,631

		596,962

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037-01/01/2059	1,020	1,238,184

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	500	524,678
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,275	1,439,261
Series 2017 5.00%, 07/01/2034-07/01/2040	2,475	2,881,414
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2038	4,430	5,131,346
Territory of Guam Series 2019 5.00%, 11/15/2031	125	146,106
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042(f)	3,760	4,286,282
Series 2011-A 5.25%, 01/01/2036	5,690	5,782,960

		20,192,047

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	1,710	2,139,036
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037-09/01/2041	215	246,371
5.00%, 09/01/2036-09/01/2038	215	267,336

		2,652,743

	Principal Amount (000)	U.S. $ Value

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	$800	$773,438

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	105	130,243

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(a)	200	268,729

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	682,189
Series 2019-B 3.70%, 06/01/2039(a)	200	202,454

		884,643

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	289,148

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	105	107,971
7.00%, 12/15/2043(a)	115	117,891

		225,862

Ohio – 0.7%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	2,735	3,180,404
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,500	1,532,065

		4,712,469

Puerto Rico – 1.2%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710	832,607

	Principal Amount (000)	U.S. $ Value

Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	$285	$326,670
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	1,480	1,659,193
AGM Series 2007-C 5.25%, 07/01/2036	100	112,587
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,715	1,770,737
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 04/01/2032	1,000	1,013,254
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	340	379,309
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	574,355
Series 2019-A 4.329%, 07/01/2040	675	765,642
4.55%, 07/01/2040	73	83,820

		7,518,174

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	820	814,984
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037-08/01/2038	195	227,969

		1,042,953

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,532,140
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	111,071
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	1,000	1,070,839

		2,714,050

	Principal Amount (000)	U.S. $ Value

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044-01/01/2055(a)	$510	$577,014

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	1,685	1,988,087
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	107,454
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	1,250	1,317,031

		3,412,572

Total Long-Term Municipal Bonds (cost $609,477,374)		647,716,983

Short-Term Municipal Notes – 0.7%
New York – 0.7%
New York State Dormitory Authority (City University of New York (The)) Series 2008-D 0.02%, 07/01/2031(g) (cost $4,470,000)	4,470	4,470,000

Total Investments – 99.2% (cost $613,947,374)(h)		652,186,983
Other assets less liabilities – 0.8%		5,526,044

Net Assets – 100.0%		$657,713,027

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	2.76%	USD	7,500	$(810,616)	$(729,843)	$(80,773)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,910	01/15/2025	2.565%	CPI#	Maturity	$131,281	$—	$131,281
USD	1,955	01/15/2025	2.585%	CPI#	Maturity	63,977	—	63,977
USD	1,955	01/15/2025	2.613%	CPI#	Maturity	61,687	—	61,687
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	2,095,611	—	2,095,611
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	2,114,401	—	2,114,401
USD	2,265	01/15/2030	1.572%	CPI#	Maturity	273,785	—	273,785
USD	2,265	01/15/2030	1.587%	CPI#	Maturity	270,186	—	270,186
USD	3,450	01/15/2031	2.680%	CPI#	Maturity	37,198	—	37,198
USD	1,580	04/15/2032	CPI#	2.722%	Maturity	3,851	—	3,851
USD	1,305	02/15/2041	CPI#	2.500%	Maturity	(12,410)	—	(12,410)
USD	1,290	02/15/2041	CPI#	2.553%	Maturity	4,500	—	4,500
USD	1,285	02/15/2041	CPI#	2.505%	Maturity	(10,651)	—	(10,651)
USD	2,070	02/15/2051	CPI#	2.290%	Maturity	(167,980)	—	(167,980)

						$4,865,436	$—	$4,865,436

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	12,600	01/15/2028	1.205%	3 Month LIBOR	Semi-Annual/ Quarterly	$(141,594)	$—	$(141,594)
USD	12,000	01/15/2028	0.992%	3 Month LIBOR	Semi-Annual/ Quarterly	31,161	—	31,161
USD	11,500	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	(115,392)	—	(115,392)
USD	11,100	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	(127,219)	—	(127,219)
USD	6,500	01/15/2028	1.214%	3 Month LIBOR	Semi-Annual/ Quarterly	(76,989)	—	(76,989)
USD	10,000	01/15/2031	1.252%	3 Month LIBOR	Semi-Annual/ Quarterly	44,519	—	44,519
USD	8,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	38,276	—	38,276
USD	6,750	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi-Annual	45,832	—	45,832
USD	1,250	01/15/2041	3 Month LIBOR	2.004%	Quarterly/ Semi-Annual	83,032	—	83,032
USD	1,060	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(74,759)	—	(74,759)

						$(293,133)	$—	$(293,133)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.120%	SIFMA*	Quarterly	$(193,198)	$—	$(193,198)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA*	Quarterly	(197,345)	—	(197,345)

							$(390,543)	$—	$(390,543)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $34,159,369 or 5.2% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of August 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,000,636	$976,844	0.15%

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2021.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	When-Issued or delayed delivery security.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,742,872 and gross unrealized depreciation of investments was $(2,402,276), resulting in net unrealized appreciation of $42,340,596.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.9% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$647,716,983	$—	$647,716,983
Short-Term Municipal Notes	—	4,470,000	—	4,470,000

Total Investments in Securities	—	652,186,983	—	652,186,983
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	5,056,477	—	5,056,477
Centrally Cleared Interest Rate Swaps	—	242,820	—	242,820
Liabilities:
Centrally Cleared Credit Default Swaps	—	(810,616)	—	(810,616)
Centrally Cleared Inflation (CPI) Swaps	—	(191,041)	—	(191,041)
Centrally Cleared Interest Rate Swaps	—	(535,953)	—	(535,953)
Interest Rate Swaps	—	(390,543)	—	(390,543)

Total	$—	$655,558,127	$—	$655,558,127

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.